General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2024
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses	General and administrative expenses as of June 30, 2024 and 2023 consisted of following:
	2024	2023
Employee compensation and benefits	$386,841	$207,833
Travel and communication expenses	23,377	31,916
Rent and utilities	122,369	30,454
Consulting fees	453,535	682,558
Insurance	10,217	13,680
Depreciation and amortization expenses	63,265	51,636
Sales tax	8,148	36,158
Entertainment	8,640	18,383
Office and miscellaneous	76,676	95,556
Total	$1,153,066	$1,168,174